TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
TRADE ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivables And Allowance
	December 31,
	2 0 1 3	2 0 1 2

Accounts receivable	$7,935	$7,053
Less - allowance for doubtful accounts	(1,097)	(1,004)
	$6,838	$6,049

Schedule of Allowance for Doubtful Accounts Roll Forward
Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Allowance for doubtful accounts at beginning of year	$1,004	$964	$983
Provision	251	130	156
Translation adjustments	(4)	(3)	(1)
Accounts receivable written off	(154)	(87)	(174)
Allowance for doubtful accounts at end of year	$1,097	$1,004	$964